Schedule of Debt Issuance Costs and Debt Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Drawdown of Funds		$ 27,660	$ 14,500
Origination Fee		851	160
Amount Refinanced		(7,160)
Total Debt		21,351	14,660
Debt Issuance Costs		(8,019)	(3,114)
Amortization of Debt Issuance Costs		4,792	1,656
Total Debt, Net		18,124	13,202
Amount Refinanced		7,160
Debt [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	$ 24,160
Origination Fee	1,258
Total Debt	25,418
Debt Issuance Costs	(8,715)
Amortization of Debt Issuance Costs	6,240
Total Debt, Net	22,943
Total Debt Net [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	34,160
Origination Fee	1,642
Total Debt	35,802
Debt Issuance Costs	(9,065)
Amortization of Debt Issuance Costs	6,274
Total Debt, Net	33,011
2019 Loan Agreement [Member]
Short-Term Debt [Line Items]
Drawdown of Funds		7,000	7,000
Origination Fee		160	160
Amount Refinanced		(7,160)
Total Debt			7,160
Debt Issuance Costs		(494)	(494)
Amortization of Debt Issuance Costs		494	474
Total Debt, Net			7,140
Amount Refinanced		7,160
2020 Loan Agreement [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	8,000	8,000	7,500
Origination Fee
Amount Refinanced
Total Debt	8,000	8,000	7,500
Debt Issuance Costs	(2,806)	(2,805)	(2,620)
Amortization of Debt Issuance Costs	2,806	2,451	1,182
Total Debt, Net	8,000	7,646	6,062
Amount Refinanced
2022 Secured Note [Member]
Short-Term Debt [Line Items]
Drawdown of Funds		12,660
Origination Fee		691
Amount Refinanced
Total Debt		13,351
Debt Issuance Costs		(4,720)
Amortization of Debt Issuance Costs		1,847
Total Debt, Net		10,478
Amount Refinanced
Secured Note [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	16,160
Origination Fee	1,258
Total Debt	17,418
Debt Issuance Costs	(5,909)
Amortization of Debt Issuance Costs	3,434
Total Debt, Net	14,943
Ten Thousand Million Secured Note [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	10,000
Origination Fee	384
Total Debt	10,384
Debt Issuance Costs	(350)
Amortization of Debt Issuance Costs	34
Total Debt, Net	$ 10,068